Accumulated Losses and Reserves	12 Months Ended
Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Accumulated Losses and Reserves

Note 28. Accumulated Losses and Reserves

	2023	2022

	US$	US$
(a) Movements in accumulated losses were as follows:
Balance at July 1	(216,941,353)	(124,123,982)
Net loss for the period	(142,521,085)	(92,817,371)
Balance at June 30	(359,462,438)	(216,941,353)

(b) Reserves
Fair value of Investments reserve (i)	1,085,411	1,085,411
Share-based payments reserve (ii)	11,551,134	8,466,706
Foreign translation reserve (iii)	20,089,163	20,089,163
Total reserves	32,725,708	29,641,280

(i) Movement in fair value of investments reserve:
Opening balance	1,085,411	1,085,411
Fair value on gains on investments in financial assets	—	—
Exchange on translation	—	—
Closing balance	1,085,411	1,085,411

(ii) Movement in share-based payments reserve:
Opening balance	8,466,706	4,087,650
Share-based payments expense	5,834,686	5,251,572
Exercise of options	(2,750,258)	(872,516)
Exchange on translation	—	—
Closing balance	11,551,134	8,466,706

(iii) Movement in foreign translation reserve:
Opening balance	20,089,163	20,089,163
(Gains)/loss on translation	—	—
Closing balance	20,089,163	20,089,163

(c) Nature and purpose of reserves

Fair value of investments reserve

This reserve records fair value changes on listed investments. As at June 30, 2023 no remaining investments are held by the Group. Management's accounting policy is to not reclassify the realized fair value to accumulated loss upon disposal.

Share‑based payment reserve

This reserve is used to record the value of equity benefits provided to executives and employees as part of their remuneration.

Foreign currency translation reserve

The reserve records the value of foreign currency movements on the initial translation of financial statements from A$ to US$ that was completed in 2021.